UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 06/30/2011

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-736-0914

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______18________

Form 13F Information Table Value Total: __$116047_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    17112 581058.000 SH     Sole	        581058.000
CIA Saneamento Basico(SBS)      COM 		03836W103    15889 266275.000 SH     Sole		266275.000
Veolia Environment ADR(VE)      COM		92334N103    12582 443960.000 SH     Sole               443960.000
ITT Industries, Inc.(ITT) 	COM		450911102    12042 204350.000 SH     Sole	        204350.000
Mueller Industries, Inc(MLI)	COM		624756102    11419 301207.000 SH     Sole		301207.000
California Water Service Group  COM		130788102     8004 427780.000 SH     Sole               427780.000
Northwest Pipe Company(NWPX)    COM             667746101     7860 301598.000 SH     Sole               301598.000
Connecticut Water Service, Inc  COM		207797101     6168 241136.000 SH     Sole		241136.000
Consolidated Water Company(CWCO)COM             G23773107     5675 610878.000 SH     Sole               610878.000
SJW Corp. (SJW)                 COM             784305104     5519 227680.000 SH     Sole               227680.000
Aqua America, Inc.(WTR)         COM             03836W103     4950 225185.000 SH     Sole               225185.000
Itron Inc(ITRI)                 COM             465741106     3723  77300.000 SH     Sole                77300.000
Artesian Resources Corp.(ARTNA) COM		043113208     2850 158167.000 SH     Sole               158167.000
Suez Environment ADR(SZEVY)     COM             864691100      837  83930.000 SH     Sole                83930.000
Kubota Corp ADR (KUB)           COM             501173207      446  10020.000 SH     Sole                10020.000
Pennichuck Corp.(PNNW)          COM             708254206      382  13274.000 SH     Sole                13274.000
Powershares Global Water Port   COM             73936T623      346  17055.000 SH     Sole                17055.000
Eastern American Natural Gas    COM             276217106      249  10650.000 SH     Sole                10650.000